Gain (loss) on disposals of business and corporate transactions (Details) - GBP (£) £ in Millions			6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Gain (loss) on disposal of businesses and corporate transactions
Gain on disposal			£ 209
Other transactions			(196)	£ (57)
Gain (loss) on disposal of business and corporate transactions			13	£ (57)
Transaction related costs - fees to advisors			(18)
Fee paid to holders of subordinated debt instruments			(141)
Business separation costs			£ (37)
ICICI Prudential Life Insurance Company Limited
Gain (loss) on disposal of businesses and corporate transactions
Ownership percentage	22.00%	26.00%